Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Current:
Hong Kong	$1,342,379	$467,592	$297,067	$38,045
Total provision for income taxes	$1,342,379	$467,592	$297,067	$38,045

Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes	A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:
	For the years ended June 30
	2022	2023	2024
	HKD	HKD	HKD	US$
Income before income tax	$9,503,793	$3,132,682	$2,892,571	$370,448
Hong Kong income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	1,568,456	516,893	477,274	61,124
Preferential rate	(165,000)	(165,000)	(165,000)	(21,131)
Reconciling items:
Non-taxable items in Hong Kong	(82,221)	(9,975)	(30,394)	(3,893)
Expenses not deductible for tax	31,144	131,674	18,187	2,329
Tax credit	(10,000)	(6,000)	(3,000)	(384)
Total income tax expense	$1,342,379	$467,592	$297,067	$38,045
Effective tax rate	14.1%	14.9%	10.3%	10.3%